Average Annual Total Returns		12 Months Ended	21 Months Ended	23 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.20%		13.79%
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.20%		13.79%
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.63%		10.65%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.18%	7.54%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.18%	7.54%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.88%	5.78%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.39%		19.77%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.39%	16.20%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.